Operating Segments and Geographic Area Information - Goodwill and Identifiable Assets by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Identifiable assets:	$ 3,584,797	$ 3,437,291	$ 3,203,824
Goodwill	284,203	276,966	273,145
Performance Chemicals
Segment Reporting Information [Line Items]
Identifiable assets:	1,129,838	1,110,006	1,011,144
Goodwill	43,603	43,519	43,098
Catalyst Solutions
Segment Reporting Information [Line Items]
Identifiable assets:	1,695,120	1,572,883	1,502,984
Goodwill	240,600	233,447	230,047
Corporate & other
Segment Reporting Information [Line Items]
Identifiable assets:	$ 759,839	$ 754,402	$ 689,696